Commitments and Contingencies - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Operating lease, rent expense	$ 309,000	$ 196,000	$ 940,000	$ 307,000
Amount of contingent liabilities payable	126,000		132,000
Provision for contingent liabilities	$ 0		$ 0
Milan office
Other Commitments [Line Items]
Operating lease, option to renew	true		true
Operating lease, renewal term	6 years		6 years